UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact Name of Registrant as Specified in Charter)

Nine Elk Street Albany, New York (Address of Principal Executive Offices)	12207-1002 (Zip Code)

Mae Cavoli

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (518) 431-3516

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Value Fund

SEMI-ANNUAL REPORT

June 30, 2004

Paradigm Value Fund

Semi-Annual Report

June 30, 2004

Dear Fellow Shareholder:

The Paradigm Value Fund returned a robust 5.21% in the second quarter of 2004, significantly outperforming both the Russell 2000 and the S&P 600, which gained 0.49% and 3.06%, respectively.   On a year to date basis, the Fund has returned 14.12% versus the Russell 2000's return of 6.79% and the S&P 600's return of 10.05%.  The Fund's one-year average annual total return is 48.87%, again outperforming the Russell 2000 and the S&P 600, which returned 33.30% and 35.14%, respectively.  Since inception, the Fund's average annual return is 50.00% versus the Russell 2000's return of 35.28% and the S&P 600's return of 32.65%.

Indeed, we are pleased to report that the Fund's performance was recognized in The Wall Street Journal on July 6, 2004 list of top performing small cap value mutual funds on a one year basis.  The primary driver of the Fund's gains continues to be our fundamental risk management strategy.  Specifically, we invested in undiscovered stocks priced below private market value with strong earnings potential.

Small cap stocks posted their fifth consecutive positive quarter but were outperformed by large caps for the first time over that span.  The economic environment was less conducive for equities than in Q1 with inflation concerns emerging, oil price rising over $42 per barrel, and the first Fed Funds rate increase in four years.  On a positive note, job creation accelerated and resulted in increased confidence in continued economic expansion.  On the international front, China's desire to orchestrate a soft landing and the transfer of sovereignty to Iraq produced continued uncertainty.  With small caps continuing to trade near all-time highs, further interest rate hikes on the horizon, inflation, and potential geopolitical risks, we remain guarded in our outlook.

As always, we will remain true to our value discipline in seeking opportunities to reward our shareholders.  Your confidence and continued support is greatly appreciated.  If you have any questions or comments, please contact Mae Cavoli at 518-431-3516 or me at 212-421-3932.

Very truly yours,

John B. Walthausen, CFA

Performance returns are for the periods ended 6/30/04.  Second quarter and year to date returns non-annualized.  The inception date of the Fund was January 1, 2003. Performance data quoted represents past performance.  Past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.   You may obtain current performance data to the most recent month-end by calling the transfer agent at 1-877-59-FUNDS.  You should consider the investment objectives, risks, charges and expenses of the fund carefully before investing.  The prospectus contains this and other information about the fund.  You may obtain a prospectus by calling 1-877-59-FUNDS.  The prospectus should be read carefully before investing.

2004 Semi-Annual Report  1

Paradigm Value Fund	Unaudited

PERFORMANCE INFORMATION

Average Annual Rates Of Return (%) For The Periods Ended June 30, 2004 (Fund inception January 1, 2003)

 Since

    1 Year(A)

                      Inception(A)

Paradigm Value Fund

      48.87%

                        50.00%

S&P 600 Index(B)                        35.14%

            32.65%

(A)Average annual returns include change in share price and in each case include reinvestment of any dividends and capital gain distributions.

(B)The S&P 600 index is a small capitalization benchmark made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Paradigm Value Fund

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
12,500	Lesco, Inc. *	$ 168,875	2.00%

Air Transportation
15,000	Frontier Airlines *	163,200	1.93%

Air-Cond & Warm Air Heating Equipment
12,000	Mestek, Inc. *	199,320	2.36%

Aircraft Engines & Engine Parts
7,200	Heico Corp.	131,400	1.56%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,000	Corn Products International	232,750	2.76%

Commercial Printing
15,000	Cadmus Communications Corp.	221,250	2.62%

Communications Equipment
11,000	Napco Security Systems *	81,840	0.97%

Construction Machinery & Equipment
54,700	Columbus McKinnon Corp. *	386,729	4.58%

Crude Petroleum & Natural Gas
12,400	Harvest Natural Resources *	184,884
2,000	Southwestern Energy Co. *	57,340
		242,224	2.87%

Deep Sea Foreign Transportation
5,600	SEACOR Smit, Inc. *	246,008	2.92%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  2

Paradigm Value Fund

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Electric Services
60,000	Aquila, Inc. *	213,600	2.53%

Fire, Marine & Casualty Insurance
25,000	21st Century Insurance Group	323,500	3.83%

Food & Kindred Products
6,000	Flower Foods, Inc.	156,900	1.86%

Glass Products, Made of Purchased Glass
2,500	Apogee Enterprise, Inc.	26,000	0.31%

Greeting Cards
6,150	CSS Industries, Inc.	215,496	2.55%

Industrial & Commercial Fans & Blowers & Air Purifing Equipment
2,200	BHA Group Holdings, Inc.	83,270	0.99%

Industrial Instruments For Measurement
11,000	K-Tron International, Inc. *	242,000	2.87%

Insurance Agents & Brokers
20,000	MIM Corp. *	174,000	2.06%

Insurance Carriers
11,500	Pre-Paid Legal Services, Inc. *	274,045	3.25%

Iron & Steel Foundries
58,000	Intermet Corp.	245,920	2.92%

Life Insurance
2,600	National Western Life Insurance Co. *	399,230	4.73%

Miscellaneous Electrical Machinery, Equipment & Supplies
18,000	United Industrial Corp.	420,300	4.98%

Oil & Gas Field Services, NEC
16,500	Superior Energy Services, Inc. *	165,825	1.97%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,000	Synovis Life Tech *	21,500	0.25%

Petroleum Refining
5,000	Suncor Energy, Inc.	128,050	1.52%

Plastic Materials
3,000	Rogers Corp. *	209,700	2.49%

Plastic Products
4,500	Myers Industries, Inc.	63,450	0.75%

Primary Smelting & Refining of Nonferrous Metals
15,100	Brush Engineered Material Inc. *	285,390	3.38%

Public Building & Related Furniture
17,859	Virco Manufacturing Corp. *	123,584	1.46%

Railroads, Line Haul Operating
18,000	Kansas City Southern *	279,000	3.31%

Retail-Catalog & Mail-Order Houses
13,200	Blair Corp.	381,480	4.52%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  3

Paradigm Value Fund

			Schedule of Investments
			June 30, 2004 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Services-Allied to Motion Pictures
20,000	Point. 360 *		74,000	0.88%

Services-Automotive Repair & Service
4,000	Monro Muffler Brake, Inc. *		97,040	1.15%

Services-Computer Programming
7,000	Innovative Solutions & Support *		136,640	1.62%

Services-Engineering Services
8,000	Washington Group International Inc. *		287,120	3.40%

Services-Equipment Rental & Leasing
35,000	Interpool, Inc. *		579,250	6.87%

Special Industry Machinery, NEC
5,000	Cantel Medical Corp. *		107,750	1.28%

Telephone Communications
2,500	Atlantic Tele-Network Inc.		80,250	0.95%

Trucking
38,000	Allied Holdings Inc. *		163,780	1.94%

Wholesale Machinery Equipment
10,500	Aviall, Inc. *		199,605	2.37%

Wholesale Metals Service Centers & Offices
8,500	Metals USA, Inc. *		151,980	1.80%

Total for Common Stock			$ 8,383,251	99.37%
	(Identified Cost - $ 7,013,579)

WARRANTS
Warrants
213	Chart Industries, Inc. (expires 9-15-2010)		1,438	0.02%

	Total Warrants (Identified Cost - $0)		$ 1,438	0.02%

Cash Equivalents
300,260	First American Treasury Obligation Fund Cl S 0.72% **		300,260	3.56%
	(Identified Cost - $300,260)

	Total Investments		8,684,949	102.95%
	(Identified Cost - $ 7,313,839)

	Liabilities in excess of Other Assets		(248,793)	-2.95%

	Net Assets		$ 8,436,156	100.00%

Securities Sold Short
Common Stock		Shares	Fair Value
	Hudson City Bancorp	4,000	133,760

	Total (Proceeds - $ 140,569)		133,760

*Non-Income Producing Securities.

**The coupon rate shown represents the rate

   at June 30, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Paradigm Value Fund

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 8,684,949
(Identified Cost - $ 7,313,839)
Cash	1,000
Dividend Receivable	6,267
Interest Receivable	246
Due from Brokers	113,261
Total Assets	8,805,723
Liabilities:
Payable to Adviser	14,240
Due to Brokers	221,567
Securities Sold Short at Fair Value (proceeds $140,569)	133,760
Total Liabilities	369,567
Net Assets	$ 8,436,156
Net Assets Consist of:
Capital Paid In	$ 6,810,003
Accumulated Net Investment Loss	(40,951)
Accumulated Undistributed Realized Gain on Investments - Net	289,185
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	1,377,919
Net Assets, for 256,428 Shares Outstanding	$ 8,436,156
( No par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($8,436,156/256,428 shares)	$ 32.90

Statement of Operations
For the six months ended June 30, 2004 (Unaudited)

Investment Income:
Dividends	$ 19,451
Interest	620
Total Investment Income	20,071
Expenses: (Note 3)
Investment Advisor Fees	61,022
Total Expenses	61,022

Net Investment Loss	(40,951)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	289,168
Realized Gain on Short Positions	17
Change in Unrealized Appreciation on Investments	578,126
Net Realized and Unrealized Gain on Investments	867,311

Net Increase in Net Assets from Operations	$ 826,360

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

Paradigm Value Fund

Statements of Changes in Net Assets	(Unaudited)
	Six Months		Twelve Months*
	Ended		Ended
	June 30, 2004		December 31, 2003
From Operations:
Net Investment Loss	$ (40,951)		$ (29,669)
Net Realized Gain on Investments	289,168		468,368
Net Realized Gain on Short Positions	17		-
Change in Net Unrealized Appreciation	578,126		799,790
Increase in Net Assets from Operations	826,360		1,238,489
From Distributions to Shareholders:
Net Investment Income	-		-
Net Realized Gain from Security Transactions	-		(438,815)
Change in Net Assets from Distributions	-		(438,815)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,712,411		2,902,668
Shares Issued on Reinvestment of Dividends	-		438,815
Cost of Shares Redeemed	(315,528)		(28,244)
Net Increase from Shareholder Activity	3,396,883		3,313,239

Net Increase in Net Assets	4,223,243		4,112,913

Net Assets at Beginning of Period	4,212,913		100,000
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment Income of
$0 and $0, respectively)	$ 8,436,156		$ 4,212,913

Share Transactions:
Issued	120,642		127,034
Reinvested	-		15,184
Redeemed	(10,327)		(1,105)
Net Increase in Shares	110,315		141,113
Shares Outstanding Beginning of Period	146,113		5,000
Shares Outstanding End of Period	256,428		146,113

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	Six Months		Twelve Months*
	Ended		Ended
	June 30, 2004		December 31, 2003
Net Asset Value -
Beginning of Period	$ 28.83		$ 20.00
Net Investment Loss	(0.21)		(0.33)
Net Gains on Securities
(realized and unrealized)	4.28		12.52
Total from Investment Operations	4.07		12.19

Distributions (From Net Investment Income)	-		-
Distributions (From Realized Capital Gains)	-		(3.36)
Total Distributions	-		(3.36)

Net Asset Value -
End of Period	$ 32.90		$ 28.83
Total Return (a)	14.12%		60.89%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,436		4,213
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%
Ratio of Net Investment Loss to Average Net Assets	-1.34%	**	-1.28%
Portfolio Turnover Rate	81.57%	**	138.81%

* Commencement of operations.

** Annualized.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS (Unaudited)

PARADIGM VALUE FUND

June 30, 2004

1.)

ORGANIZATION

Paradigm Value Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on September 13, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  The Fund commenced operation on January 1, 2003.  The Fund's primary investment objective is capital appreciation.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities  that are  traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING: Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

2004 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) – continued

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on ex-dividend date.

OTHER: Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital or net realized short-term gains.

3.)

 INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Paradigm Capital Management, Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2004, the Adviser earned management fees totaling $61,022 of which $14,240 is still due to the Adviser. The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses and extraordinary expenses.

Candace King Weir, a shareholder and control person of the Adviser also serves as a trustee/officer of the Fund.  This individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

4.) INVESTMENTS

For the six month period ended June 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,608,872 and $2,410,001 respectively. There were no purchases or sales of U.S. Government obligations.

For Federal income tax purposes, the cost of investments owned at June 30, 2004 was $7,313,839, and proceeds from securities sold short was $140,569.   At June 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                       (Depreciation)

                      Net Appreciation (Depreciation)

 $1,494,604                           ($116,685)                                    $1,377,919

5.) CAPITAL STOCK

At June 30, 2004 an indefinite number of shares of beneficial interest without par value were authorized.  256,428 shares were issued and outstanding and paid in capital was $6,810,003.

2004 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) – continued

6.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions for the six month period ended June 30, 2004.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 was as follows:

Distributions paid from:

                                                               2004                       2003

Ordinary Income:

                 $             -              $              -

Short-term Capital Gain                                                          -                    430,815

Long-term Capital Gain                                                           -                              -

                 $             -               $    430,815

7.) CHANGE IN ACCOUNTANTS

On January 23, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.

On June 24, 2004, the Fund’s Audit Committee and Board of Trustees selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending December 31, 2004.

On June 2, 2004, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Paradigm Fund’s financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

2004 Semi-Annual Report  9

Board of Trustees

M. Bruce Cohen

Lewis Golub

Candace King Weir

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge: (1) upon request by calling the Fund at (877) 59-FUNDS; (2) from the Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is provided for the general information of the shareholders of the Paradigm Value Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable- schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a) (1) Any code of ethics or amendment thereto. Not applicable.

(a) (2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Solicitations by closed-end funds to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1). Not applicable.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:  9-3-2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:  9-3-2004

By: /s/ Robert A. Benton

      Robert A. Benton

      Chief Financial Officer

Date:  9-3-2004